Related party transaction: (Details Textual) - INR (₨) ₨ in Thousands				12 Months Ended
	Feb. 01, 2021	Feb. 01, 2012	Jun. 01, 2010	Mar. 31, 2023
Cumulative Non Convertible Redeemable Preference Shares Issued From Print House India Private Limited [Member]
Disclosure of related parties [Line Items]
Borrowings				₨ 500,000
Borrowings maturity				20
Percentage of preferential dividend payable till redemption				9.00%
Ms Raju Vegesna Infotech and Industries Private Limited [Member]
Disclosure of related parties [Line Items]
Description of material leasing arrangements by lessee classified as finance lease				During the year 2011-12, the Group had entered into a lease agreement with M/s Raju Vegesna Infotech and Industries Private Limited, the holding Group, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 0.075 million (Rupees Seventy Five Thousand) per month. Subsequently, the Group entered into an amendment agreement with effect from April 1, 2013, providing for automatic renewal for a further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years. Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective February 01, 2021 on a rent of ₹ 0.114 million (Rupees One Lakh Fourteen Thousand Only) per month.
Agreed monthly lease rent	₨ 114
Term of lease agreement	3 years	3 years
Ms Raju Vegesna Developers Private Limited [Member]
Disclosure of related parties [Line Items]
Description of material leasing arrangements by lessee classified as finance lease				During the year 2011-12, the Group had also entered into a lease agreement with M/s Raju Vegesna Developers Private Limited, a Group in which Mr Ananda Raju Vegesna, the then Executive Director of the Group and Mr Raju Vegesna, Chairman and Managing director of the Group exercise significant influence, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 0.030 million (Rupees Thirty Thousand) per month. The agreement provides for the automatic renewal for further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years.Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective February 01, 2021 on a rent of ₹ 0.046 million (Rupees Forty Six Thousand) per month..
Agreed monthly lease rent	₨ 46	₨ 30
Ms Radhika Vegesna [Member]
Disclosure of related parties [Line Items]
Agreed monthly lease rent			₨ 300
Refundable security deposit payment			₨ 2,600
Ms Radhika Vegesna [Member] | Renewed Lease Agreement [Member]
Disclosure of related parties [Line Items]
Agreed monthly lease rent				₨ 556
Refundable security deposit payment				₨ 3,000
Term of lease agreement				3 years